Income taxes (Schedule of Tax Losses Pending of Amortize) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses available	$ 10,631,235
2011 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2021
Tax losses available	$ 7,832,672 [1]
2012 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2022
Tax losses available	$ 13
2013 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2023
Tax losses available	$ 4,944
2014 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2024
Tax losses available	$ 14,231
2015 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2025
Tax losses available	$ 8,395
2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2026
Tax losses available	$ 356,102
2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2027
Tax losses available	$ 348,058
2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2028
Tax losses available	$ 100,674
2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2029
Tax losses available	$ 1,119,822
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiration Date	2030
Tax losses available	$ 846,324

[1]	This amount includes $ 7,832,647 corresponding to a tax loss from the sale of shares which, according to the Income Tax Law, can only be applied against taxable profits on the sale of shares generated in the future